GENERAL INFORMATION	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL INFORMATION
NOTE 1 - GENERAL INFORMATION

                        A.  General

1)
Check Cap Ltd. (together with its wholly-owned subsidiary, the "Company") was incorporated under the laws of the state of Israel. The registered address of its offices is 29 Abba Hushi Ave, Isfiya 3009000, Israel.

2)	Check-Cap Ltd has a wholly-owned subsidiary, Check-Cap U.S. Inc., incorporated under the laws of the United States (U.S.) on May 15, 2015.

3)
The Company is a clinical-stage medical diagnostics company developing the word's first ingestible capsule system ("C-Scan system") for preparation-free minimally-invasive colorectal cancer screening. The capsule utilizes innovative ultra-low dose X-ray and wireless communication technologies to scan the inside of the colon as it moves naturally, while the patient follows his or her normal daily routine. After passage, the system generates a 3D map of the inner surface of the colon which enables detection of polyps and cancer. Designed to increase the willingness of individuals to participate in recommended colorectal cancer screening, the Company's system addresses many frequently-cited barriers, including laxative bowel preparation, invasiveness, and sedation. The Company's system is currently not cleared for marketing in any jurisdiction.

4)	On February 24, 2015 the Company consummated an Initial Public Offering in the U.S. (the "IPO") concurrently with a Private Placement (the "Private Placement").

On August 11, 2016, the Company consummated a registered direct offering (the "RD 2016 Offering").

On June 2, 2017, the Company consummated another registered direct offering (the "RD 2017 Offering").

The Company's ordinary shares and Series A Warrants are listed on the NASDAQ Capital Market under the symbols "CHEK," and "CHEKW," respectively.

5)	The consolidated financial statements of the Company as of and for the six months ended June 30, 2017 include the financial statements of the Company and its wholly-owned U.S. subsidiary.

                       B.        Financial Position

Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, recruiting management and technical staff, acquiring assets and raising capital. The Company is still in its development and clinical stage and has not yet generated revenues. The extent of the Company's future operating losses and the timing of becoming profitable are uncertain. The Company has incurred losses of $5.5 and $4.7 million for the six months ended June 30, 2017 and 2016, respectively. As of June 30, 2017 the Company's accumulated deficit was $48.4 million. The Company has funded its operations to date primarily through equity financing and through grants from the National Authority for Technological Innovation, of the Ministry of Economy and Industry, (the "NATI") (formerly known as the Office of the Chief Scientist of the Ministry of Economy and Industry, (the "OCS)).

Additional funding will be required to complete the Company's research and development and clinical trials, to attain regulatory approvals, to begin the commercialization efforts of the Company's C-Scan system and to achieve a level of sales adequate to support the Company's cost structure.

While the Company has been successful in raising financing in the past, there can be no assurance that it will be able to do so in the future on a timely basis on terms acceptable to the Company, or at all. Uncertain market conditions and approval by regulatory bodies and adverse results from clinical trials may (among other reasons) adversely impact the Company's ability to raise capital in the future.

Management expects that the Company will continue to generate losses from the development, clinical development and regulatory activities of the Company's C-Scan system, which will result in a negative cash flow from operating activity. Management expects that the Company's existing cash will be sufficient to fund the Company's projected operating requirements until 12 months following June 30, 2017, or 14 months should management elect to downsize the Company's operations. Management operating plans include additional fundraising, which management believes is probable, to fulfill the Company's development activities. The exact sum and timing to be decided on based on Company's needs and market terms. Although we believe fundraising is probable there is no assurance that financing may be available on a timely basis or on terms acceptable to the Company.

                        C.       Conversion of Preferred Shares and Preferred Share Warrants

On January 15, 2015, the Company's shareholders approved the conversion on a 1:1 basis, of each and every class and series of the Company's authorized and outstanding preferred shares into ordinary shares, par value NIS 0.01 per share, of the Company (the "Pre- Split Ordinary Shares") and the conversion on a 1:1 basis of all outstanding preferred share warrants into warrants to purchase Pre-Split Ordinary Shares, subject to and effective immediately prior to the IPO and provided that the IPO is consummated.

Immediately prior to the consummation of the IPO, on February 24, 2015, 4,338,998 preferred shares were converted into 4,338,998 Post-Split Ordinary Shares and 948,000 warrants to purchase preferred shares were converted into 948,000 warrants to purchase Pre-Split Ordinary Shares. Therefore, as of the date hereof, the Company's share capital is comprised solely of ordinary shares and options and warrants to purchase ordinary shares.